STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Common Stock	Additional Paid-In Capital	Retained Earnings / Accumulated Deficit	Total
Beginning balance, shares at Dec. 31, 2018	100
Beginning balance, value at Dec. 31, 2018	$ 1	$ 1,038,736	$ (1,850,929)	$ (812,192)
Net loss			(326,695)	(326,695)
Capital contribution of advances from parent		1,254,494		1,254,494
Ending balance, shares at Dec. 31, 2019	100
Ending balance, value at Dec. 31, 2019	$ 1	2,293,230	(2,177,624)	115,607
Net loss			1,171,077	1,171,077
Capital contribution of advances from parent		262,156		262,156
Ending balance, shares at Dec. 31, 2020	100
Ending balance, value at Dec. 31, 2020	$ 1	$ 2,555,386	$ (1,006,547)	$ 1,548,840